SCHEDULE OF CONVERTIBLE PROMISSORY NOTES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Convertible Note One [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Dec. 23, 2022
Debt instrument, conversion price	$ 0.60
Convertible Note Two [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Dec. 23, 2022
Debt instrument, conversion price	$ 0.60
Convertible Note Three [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Debt instrument, maturity date	Jul. 14, 2022
Debt instrument, conversion price	$ 3.15
Debt original issuance discount | $	$ 300,000
Convertible Note Four [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Mar. 13, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount | $	$ 7,500
Convertible Note Five [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Mar. 13, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount | $	$ 8,250
Convertible Note Six [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Mar. 17, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount | $	$ 20,000
Convertible Note Seven [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Mar. 19, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount | $	$ 9,750
Convertible Note Eight [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Mar. 19, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount | $	$ 1,500
Convertible Note Nine [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Mar. 19, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount | $	$ 3,000
Convertible Note Ten [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Apr. 21, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount | $	$ 7,500
Convertible Note Eleven [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Apr. 21, 2023
Debt instrument, conversion price	$ 1.00
Debt original issuance discount | $	$ 7,500
Convertible Note Twelve [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Jun. 30, 2023
Debt instrument, conversion price	$ 0.90
Debt original issuance discount | $	$ 3,000
Convertible Note Thirteen [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument, maturity date	Sep. 12, 2023
Debt instrument, conversion price	$ 0.60
Debt original issuance discount | $	$ 6,000